INCOME TAXES - Schedule of components of deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Net operating loss carryforwards	$ 5,186,407	$ 3,852,828
Property, plant and equipment	0	12,794
Convertible debt	0	104,538
Research and experimental expenditures	244,988	0
Stock-based compensation	1,608,433	0
Total deferred tax assets	7,039,828	3,970,327
Deferred tax liabilities
Derivative liabilities	0	(452,344)
Property, plant and equipment	(12,151)	0
Short-term investments	(251)	0
Total deferred tax liabilities	(12,402)	(452,344)
Valuation allowance	(7,027,426)	(3,517,983)
Net deferred tax asset	$ 0	$ 0